Reportable Segments and Geographic Information - Schedule of Geographic Data (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 337,689	$ 314,479	$ 317,701	$ 245,425	$ 200,623	$ 199,418	$ 228,689	$ 276,667	$ 1,215,294	$ 905,397	$ 1,687,264
Property, plant and equipment, net	822,279				790,922				822,279	790,922	846,977
U.S.
Segment Reporting Information [Line Items]
Revenue									648,290	335,268	858,409
Property, plant and equipment, net	76,562				84,669				76,562	84,669	90,976
Argentina
Segment Reporting Information [Line Items]
Revenue									156,340	151,374	172,004
Property, plant and equipment, net	219,840				222,548				219,840	222,548	239,226
Brazil
Segment Reporting Information [Line Items]
Revenue									98,419	85,831	68,578
Property, plant and equipment, net	138,835				157,139				138,835	157,139	128,032
Mexico
Segment Reporting Information [Line Items]
Revenue									75,388	90,876	125,972
Property, plant and equipment, net	148,405				167,279				148,405	167,279	198,641
Oman
Segment Reporting Information [Line Items]
Property, plant and equipment, net	110,115				23,560				110,115	23,560	14,796
Other international
Segment Reporting Information [Line Items]
Revenue									236,857	242,048	462,301
Property, plant and equipment, net	$ 128,522				$ 135,727				$ 128,522	$ 135,727	$ 175,306